Significant Accounting Policies (Details) - Schedule of estimated useful lives of intangible assets	12 Months Ended
Mar. 31, 2021
Land [Member]
Significant Accounting Policies (Details) - Schedule of estimated useful lives of intangible assets [Line Items]
Estimated useful lives	50 years
Software License Arrangement [Member]
Significant Accounting Policies (Details) - Schedule of estimated useful lives of intangible assets [Line Items]
Estimated useful lives	10 years